UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B Northbrook, Illinois	60062
(Address of principal executive offices)	(Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

1.	SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2007	Number of Shares	Market Value
COMMON STOCKS
CAPITAL GOODS (17.0%)
Emerson Electric Company	1,600	$85,152
General Electric Company	3,400	140,760
Textron, Inc.	2,000	124,420
Tyco Electronics, Ltd.	1,025	36,316
Tyco International, Ltd.	1,025	45,448

		432,096
CONSUMER GOODS (11.5%)
Lowe’s Companies, Inc.	3,600	100,872
Masco Corporation	2,500	57,925
PepsiCo, Inc.	1,800	131,868

		290,665
CONSUMER SERVICES (4.2%)
Comcast Corporation, Class A *	1,500	35,940
Wal-Mart Stores, Inc.	1,600	69,840

		105,780
ENERGY (18.1%)
Dominion Resources, Inc.	1,250	105,375
Grant Prideco, Inc. *	2,100	114,492
Schlumberger, Ltd.	1,300	136,500
Weatherford International, Ltd. *	1,500	100,770

		457,137
FINANCIAL (15.6%)
American Express Company	2,600	154,362
Bank of America Corporation	2,000	100,540
Citigroup, Inc.	1,500	70,005
JPMorgan Chase & Company	1,500	68,730

		393,637

1.	SCHEDULE OF INVESTMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2007	Number of Shares	Market Value

COMMON STOCKS - Continued
HEALTH CARE (8.7%)
Covidien, Ltd.	1,025	$42,538
Johnson & Johnson	1,600	105,120
Medtronic, Inc.	1,300	73,333

		220,991
TECHNOLOGY - HARDWARE (10.7%)
Cisco Systems, Inc. *	5,500	182,105
Intel Corporation	3,400	87,924

		270,029
TECHNOLOGY - SOFTWARE & SERVICES (7.3%)
Microsoft Corporation	3,200	94,272
Yahoo!, Inc. *	3,400	91,256

		185,528
TELECOMMUNICATIONS (7.0%)
Corning, Inc. *	3,400	83,810
Motorola, Inc.	2,500	46,325
Vodafone Group, PLC ADR	1,300	47,190

		177,325
TOTAL COMMON STOCK (100.1%)		2,533,188

TOTAL INVESTMENTS (100.1%)		2,533,188
CASH AND RECEIVABLES LESS LIABILITIES (-0.1%)		(3,269)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$2,529,919

*	Non-income producing security

ADR – American Depository Receipt

Item 2.	Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 19, 2007